Inventories - Schedules of Inventories (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory [Line Items]
Products	¥ 3,747,208	$ 513,366	¥ 9,993,021
Hotel consumables	137,151	18,790	5,090,286
Raw materials	2,341,559	320,792	3,615,120
Packing materials and others	655,552	89,810	1,764,063
Total	¥ 6,881,470	$ 942,758	¥ 20,462,490